TIAA ACCESS

SUPPLEMENT NO. 2

dated February 17, 2009

to the May 1, 2008 Prospectus — Level 1

This supplement provides new and additional information to the Prospectus regarding a number of changes to TIAA Access. This supplement should be read in conjunction with the Prospectus.

TIAA-CREF FUNDS ANNOUNCE REORGANIZATION OF CERTAIN INDEX FUNDS

As previously announced, the Board of Trustees of TIAA-CREF Funds (the “Trust”) has approved an Agreement and Plan of Reorganization and Termination (“Plan”) on behalf of each of the funds listed in the left hand column of the table below (each, a “Target Fund”). Under the Plan, each Target Fund would transfer all of its assets and liabilities to another series of the Trust (each, an “Acquiring Fund”) in exchange for Acquiring Fund shares, as shown in the right hand column of the table below.

TARGET FUNDS	ACQUIRING FUNDS
TIAA-CREF Mid-Cap Growth Index Fund TIAA-CREF Mid-Cap Value Index Fund TIAA-CREF Mid-Cap Blend Index Fund	TIAA-CREF Equity Index Fund
TIAA-CREF Small-Cap Growth Index Fund TIAA-CREF Small-Cap Value Index Fund	TIAA-CREF Small-Cap Blend Index Fund

On the date of the reorganizations, if any portion of your contract value remains allocated to an investment account investing in a Target Fund (i.e., you have not submitted a transfer request prior to the reorganization date), your investment account value will be automatically transferred to the investment account that corresponds with the Acquiring Fund. On the reorganization date, each investment account investing in a Target Fund will subsequently cease operations and be terminated. It is currently expected that the reorganizations will occur in mid-2009.

Additional information about the reorganizations will be sent to each contractowner in advance of the date of the reorganizations.

INVESTMENT OBJECTIVE REVISED FOR TIAA-CREF REAL ESTATE SECURITIES FUND

Effective February 1, 2009, the TIAA-CREF Real Estate Securities Fund’s investment objective changed. Accordingly, the investment objective on page 20 of the Prospectus for that fund is hereby revised and replaced in its entirety to read as follows:

TIAA-CREF Real Estate Securities Fund

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

ADDITIONAL INVESTMENT ADVISORS FOR WESTERN ASSET CORE PLUS BOND PORTFOLIO

The Board of Directors of the Western Asset Funds has approved Western Asset Management Company Pte. Ltd. in Singapore and Western Asset Management Company Limited in Japan to serve as advisors to the Western Asset Core

Plus Bond Portfolio effective December 1, 2008. Accordingly, the fourth sentence of the section of the Prospectus entitled “The Investment Advisors” on pages 21-22 should be revised and replaced to read as follows:

Western Asset Management Company (“Western”), Western Asset Management Company Limited (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Limited in Japan (“Western Japan”) manage the assets of the Western Asset Core Plus Bond Portfolio (Institutional Class).

The sixth sentence of that section should be revised and replaced to read as follows:

Teachers Advisors, Capital, Western, WAML, Western Singapore, Western Japan, and T. Rowe are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

A11811 (02/09)

TIAA ACCESS

SUPPLEMENT NO. 2

dated February 17, 2009

to the May 1, 2008 Prospectus — Level 2

This supplement provides new and additional information to the Prospectus regarding a number of changes to TIAA Access. This supplement should be read in conjunction with the Prospectus.

TIAA-CREF FUNDS ANNOUNCE REORGANIZATION OF CERTAIN INDEX FUNDS

As previously announced, the Board of Trustees of TIAA-CREF Funds (the “Trust”) has approved an Agreement and Plan of Reorganization and Termination (“Plan”) on behalf of each of the funds listed in the left hand column of the table below (each, a “Target Fund”). Under the Plan, each Target Fund would transfer all of its assets and liabilities to another series of the Trust (each, an “Acquiring Fund”) in exchange for Acquiring Fund shares, as shown in the right hand column of the table below.

TARGET FUNDS	ACQUIRING FUNDS
TIAA-CREF Mid-Cap Growth Index Fund TIAA-CREF Mid-Cap Value Index Fund TIAA-CREF Mid-Cap Blend Index Fund	TIAA-CREF Equity Index Fund
TIAA-CREF Small-Cap Growth Index Fund TIAA-CREF Small-Cap Value Index Fund	TIAA-CREF Small-Cap Blend Index Fund

On the date of the reorganizations, if any portion of your contract value remains allocated to an investment account investing in a Target Fund (i.e., you have not submitted a transfer request prior to the reorganization date), your investment account value will be automatically transferred to the investment account that corresponds with the Acquiring Fund. On the reorganization date, each investment account investing in a Target Fund will subsequently cease operations and be terminated. It is currently expected that the reorganizations will occur in mid-2009.

Additional information about the reorganizations will be sent to each contractowner in advance of the date of the reorganizations.

INVESTMENT OBJECTIVE REVISED FOR TIAA-CREF REAL ESTATE SECURITIES FUND

Effective February 1, 2009, the TIAA-CREF Real Estate Securities Fund’s investment objective changed. Accordingly, the investment objective on page 20 of the Prospectus for that fund is hereby revised and replaced in its entirety to read as follows:

TIAA-CREF Real Estate Securities Fund

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

ADDITIONAL INVESTMENT ADVISORS FOR WESTERN ASSET CORE PLUS BOND PORTFOLIO

The Board of Directors of the Western Asset Funds has approved Western Asset Management Company Pte. Ltd. in Singapore and Western Asset Management Company Limited in Japan to serve as advisors to the Western Asset Core

Plus Bond Portfolio effective December 1, 2008. Accordingly, the fourth sentence of the section of the Prospectus entitled “The Investment Advisors” on pages 21-22 should be revised and replaced to read as follows:

Western Asset Management Company (“Western”), Western Asset Management Company Limited (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Limited in Japan (“Western Japan”) manage the assets of the Western Asset Core Plus Bond Portfolio (Institutional Class).

The sixth sentence of that section should be revised and replaced to read as follows:

Teachers Advisors, Capital, Western, WAML, Western Singapore, Western Japan, and T. Rowe are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

A11815 (02/09)

TIAA ACCESS

SUPPLEMENT NO. 2

dated February 17, 2009

to the May 1, 2008 Prospectus — Level 3

This supplement provides new and additional information to the Prospectus regarding a number of changes to TIAA Access. This supplement should be read in conjunction with the Prospectus.

TIAA-CREF FUNDS ANNOUNCE REORGANIZATION OF CERTAIN INDEX FUNDS

As previously announced, the Board of Trustees of TIAA-CREF Funds (the “Trust”) has approved an Agreement and Plan of Reorganization and Termination (“Plan”) on behalf of each of the funds listed in the left hand column of the table below (each, a “Target Fund”). Under the Plan, each Target Fund would transfer all of its assets and liabilities to another series of the Trust (each, an “Acquiring Fund”) in exchange for Acquiring Fund shares, as shown in the right hand column of the table below.

TARGET FUNDS	ACQUIRING FUNDS
TIAA-CREF Mid-Cap Growth Index Fund TIAA-CREF Mid-Cap Value Index Fund TIAA-CREF Mid-Cap Blend Index Fund	TIAA-CREF Equity Index Fund
TIAA-CREF Small-Cap Growth Index Fund TIAA-CREF Small-Cap Value Index Fund	TIAA-CREF Small-Cap Blend Index Fund

On the date of the reorganizations, if any portion of your contract value remains allocated to an investment account investing in a Target Fund (i.e., you have not submitted a transfer request prior to the reorganization date), your investment account value will be automatically transferred to the investment account that corresponds with the Acquiring Fund. On the reorganization date, each investment account investing in a Target Fund will subsequently cease operations and be terminated. It is currently expected that the reorganizations will occur in mid-2009.

Additional information about the reorganizations will be sent to each contractowner in advance of the date of the reorganizations.

INVESTMENT OBJECTIVE REVISED FOR TIAA-CREF REAL ESTATE SECURITIES FUND

Effective February 1, 2009, the TIAA-CREF Real Estate Securities Fund’s investment objective changed. Accordingly, the investment objective on page 20 of the Prospectus for that fund is hereby revised and replaced in its entirety to read as follows:

TIAA-CREF Real Estate Securities Fund

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

ADDITIONAL INVESTMENT ADVISORS FOR WESTERN ASSET CORE PLUS BOND PORTFOLIO

The Board of Directors of the Western Asset Funds has approved Western Asset Management Company Pte. Ltd. in Singapore and Western Asset Management Company Limited in Japan to serve as advisors to the Western Asset Core

Plus Bond Portfolio effective December 1, 2008. Accordingly, the fourth sentence of the section of the Prospectus entitled “The Investment Advisors” on page 21 should be revised and replaced to read as follows:

Western Asset Management Company (“Western”), Western Asset Management Company Limited (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Limited in Japan (“Western Japan”) manage the assets of the Western Asset Core Plus Bond Portfolio (Institutional Class).

The sixth sentence of that section should be revised and replaced to read as follows:

Teachers Advisors, Capital, Western, WAML, Western Singapore, Western Japan, and T. Rowe are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

A11816 (02/09)

TIAA ACCESS

SUPPLEMENT NO. 2

dated February 17, 2009

to the May 1, 2008 Prospectus — Level 4

This supplement provides new and additional information to the Prospectus regarding a number of changes to TIAA Access. This supplement should be read in conjunction with the Prospectus.

TIAA-CREF FUNDS ANNOUNCE REORGANIZATION OF CERTAIN INDEX FUNDS

As previously announced, the Board of Trustees of TIAA-CREF Funds (the “Trust”) has approved an Agreement and Plan of Reorganization and Termination (“Plan”) on behalf of each of the funds listed in the left hand column of the table below (each, a “Target Fund”). Under the Plan, each Target Fund would transfer all of its assets and liabilities to another series of the Trust (each, an “Acquiring Fund”) in exchange for Acquiring Fund shares, as shown in the right hand column of the table below.

TARGET FUNDS	ACQUIRING FUNDS
TIAA-CREF Mid-Cap Blend Index Fund	TIAA-CREF Equity Index Fund
TIAA-CREF Small-Cap Growth Index Fund TIAA-CREF Small-Cap Value Index Fund	TIAA-CREF Small-Cap Blend Index Fund

On the date of the reorganizations, if any portion of your contract value remains allocated to an investment account investing in a Target Fund (i.e., you have not submitted a transfer request prior to the reorganization date), your investment account value will be automatically transferred to the investment account that corresponds with the Acquiring Fund. On the reorganization date, each investment account investing in a Target Fund will subsequently cease operations and be terminated. It is currently expected that the reorganizations will occur in mid-2009.

Additional information about the reorganizations will be sent to each contractowner in advance of the date of the reorganizations.

INVESTMENT OBJECTIVE REVISED FOR TIAA-CREF REAL ESTATE SECURITIES FUND

Effective February 1, 2009, the TIAA-CREF Real Estate Securities Fund’s investment objective changed. Accordingly, the investment objective on page 18 of the Prospectus for that fund is hereby revised and replaced in its entirety to read as follows:

TIAA-CREF Real Estate Securities Fund

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

A11817 (02/09)